Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2024
Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
12-month period ending December 31,	Amount
2025	$(4,936)
2026	(8,433)
2027	(2,403)
2028	(956)
2029	(140)
Total	$(16,868)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2023	December 31, 2024
Hires collected in advance	$34,258	$30,884
Charter revenue resulting from varying charter rates	44,331	31,485
Unamortized balance of charters assumed	940	64
Total	$79,529	$62,433
Less current portion	(52,177)	(47,813)
Non-current portion	$27,352	$14,620